LONG-TERM DEBT	12 Months Ended
Mar. 31, 2015
LONG-TERM DEBT
LONG-TERM DEBT

9.  LONG-TERM DEBT

Short-term debt of ¥36,000 thousand as of March 31, 2015 consists of bank borrowings with a weighted average interest rate of 0.5%

The components of long-term debt as of March 31, 2014 and 2015, are summarized as follows:

	Thousands of Yen
	2014 Weighted average interest rate	2014 Balance	2015 Weighted average interest rate	2015 Balance
Bank borrowings:
Unsecured, various rates and various maturities through 2020	2.3%	712,600	2.2%	¥1,224,669
Capital lease obligations	1.7%	18,483	1.7%	8,914

		731,083		1,233,583
Less: current portion		285,897		458,243

		¥445,186		¥775,340

The aggregate annual maturities of long-term debt after March 31, 2015, are as follows:

Years ending March 31	Thousands of Yen
2016	458,243
2017	347,107
2018	181,540
2019	179,992
2020	66,701

¥1,233,583

As is customary in Japan, both short-term and long-term bank borrowings are made under general agreements that provide that securities and guarantees for present and future indebtedness will be given upon request of the bank, and that the bank shall have the right, as the obligations become due, or in the event of their default, to offset cash deposits against such obligations.

In the year ended March 31, 2014, the Company borrowed ¥300,000 thousand from a bank and a life insurance company. In the year ended March 31, 2015, the Company borrowed ¥800,000 thousand from two banks. The balance of such borrowings as of March 31, 2014 and 2015 was ¥275,100 thousand and ¥962,168 thousand, respectively.

Credit Line

Under a ¥700,000 thousand five year syndicated loan arrangement entered into with a consortium of banks on September 27, 2011, the Company borrowed ¥350,000 thousand when the arrangement was signed and an additional ¥350,000 thousand in May 2012. As of March 31, 2014 and 2015, the balance of such borrowings was ¥437,500 thousand and ¥262,500 thousand, respectively. Unused balance under this arrangement was ¥437,500 thousand as of March 31, 2015.

On December 28, 2012, the Company entered into a short-term revolving credit facility agreement with a consortium of Japanese banks in an aggregate principal amount of ¥1,000,000 thousand that originally matured on December 27, 2013. The Company renewed the agreement to extend the maturity to December 26, 2015. Any further extension of maturity date of the credit facility is subject to the consortium’s approval. There were no borrowings under this credit facility as of March 31, 2014 and 2015. Unused balance under this agreement was ¥1,000,000 thousand as of March 31, 2015.

Financial Covenants

There are restrictive covenants related to the borrowings under the credit line including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under accounting principles generally accepted in Japan (“J GAAP”). UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2011; ¥1,168,013 thousand on a stand-alone basis and ¥1,173,145 thousand on a consolidated basis under J GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC and the Company shall not record ordinary losses in any two consecutive fiscal years. UBIC is in compliance with these restrictive covenants at March 31, 2015.

There are restrictive covenants related to the revolving credit facility of ¥1,000,000 thousand as of March 31, 2015, including requirements to maintain a minimum level of net assets and ordinary income in the stand-alone and consolidated financial statements of the Company, measured under accounting principles generally accepted in Japan. UBIC is required to maintain net assets at a level which is at least 75% of (a) net assets as of March 31, 2012; ¥2,607,338 thousand on a stand-alone basis and ¥2,655,320 thousand on a consolidated basis under J GAAP or (b) net assets at the end of previous year, whichever is higher. The ordinary income covenant states that UBIC and the Company shall not record ordinary losses in any fiscal years ending on or after March 31, 2015. UBIC is in compliance with these restrictive covenants at March 31, 2015.

On July 28, 2015, we entered into a short-term loan agreement with Japanese banking institutions in an aggregate principal amount of ¥3,600 million which matures on January 29, 2016. See Note 24 for additional information.